GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segments, Geographical Areas [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
The following table sets forth revenues by country based on the billing address of the customer.  Other than as shown below, no other country accounted for more than 10% of the Company’s revenues during the years ended December 31, 2011, 2012 and 2013.

		Year ended December 31,
		2011	2012	2013
1.	Revenues:

	North America*	$20,889	$35,519	$44,237
	United Kingdom	14,672	26,630	31,115
	Israel	21,470	23,100	23,009
	Rest of Europe	4,870	16,140	24,862
	Asia Pacific	8,026	12,520	12,154

		$69,927	$113,909	$135,377

*Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $1,200, $1,900 and $1,100 of revenues derived from Canada in the years ended December 31, 2011, 2012 and 2013, respectively.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
		December 31,
		2012	2013
2.	Property and equipment:

	Israel	$1,422	$4,180
	North America	266	231
	Rest of the world	555	852

		$2,243	$5,263